OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Assets And Liabilities Employed By Segment (Details) - CAD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of operating segments [line items]
Total assets	$ 11,147.8	$ 11,213.8
Total liabilities	5,759.7	6,237.8
Operating segments | Civil Aviation
Disclosure of operating segments [line items]
Total assets	6,896.4	7,263.4
Total liabilities	1,129.9	1,369.1
Operating segments | Defense and Security
Disclosure of operating segments [line items]
Total assets	3,046.5	3,000.6
Total liabilities	1,074.9	1,009.3
Unallocated amounts
Disclosure of operating segments [line items]
Total assets	1,204.9	949.8
Total liabilities	$ 3,554.9	$ 3,859.4